Supplemental Oil and Natural Gas Disclosures (Unaudited) - Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development (Detail) (Consolidated Entities [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition of properties	$ 4,418	$ 714	$ 0
Exploration costs	1,752	549	0
Development costs	15,938	3,597	5
Total cost incurred for consolidated entities	$ 22,108	$ 4,860	$ 5